Significant Judgments in Applying Accounting Policies (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Impairment charges		$ 0.0	$ 0.0
Juanicipio
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	44.00%